Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr 26, 2013
Registrant Name	DWS INCOME TRUST
Central Index Key	0000747677
Amendment Flag	false
Document Creation Date	Apr 26, 2013
Document Effective Date	Apr 26, 2013
Prospectus Date	Feb 1, 2013

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Unconstrained Income Fund

Effective May 1, 2013, the following information replaces the existing disclosure contained under the “AVERAGE ANNUAL TOTAL RETURNS” sub–heading of the “PAST PERFORMANCE” section of the fund’s prospectus.

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Class S shares began on 1/31/2005.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	6/23/1977	9.05	6.94	8.04
After tax on distributions		7.10	4.91	6.04
After tax on distributions and sale of fund shares		5.83	4.70	5.83
Class B before tax	5/31/1994	8.39	6.54	7.45
Class C before tax	5/31/1994	11.46	6.75	7.50
Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		5.53	6.19	5.59
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22	5.95	5.18
	Class Inception	1 Year	5 Years	Since Inception
Class S before tax	2/1/2005	12.57	7.79	6.96
Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		5.53	6.19	5.62
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22	5.95	5.40

On May 1, 2013, the Barclays U.S. Universal Index replaced the Barclays U.S. Aggregate Bond Index as the fund’s primary benchmark index because the Advisor believes that it more accurately reflects the fund’s investment strategy. The Advisor believes the Barclays U.S. Aggregate Bond Index provides additional comparative performance with a broad-based fixed-income market index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Supplement [Text Block]	dit_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Unconstrained Income Fund

Effective May 1, 2013, the following information replaces the existing disclosure contained under the “AVERAGE ANNUAL TOTAL RETURNS” sub–heading of the “PAST PERFORMANCE” section of the fund’s prospectus.

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Class S shares began on 1/31/2005.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	6/23/1977	9.05	6.94	8.04
After tax on distributions		7.10	4.91	6.04
After tax on distributions and sale of fund shares		5.83	4.70	5.83
Class B before tax	5/31/1994	8.39	6.54	7.45
Class C before tax	5/31/1994	11.46	6.75	7.50
Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		5.53	6.19	5.59
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22	5.95	5.18
	Class Inception	1 Year	5 Years	Since Inception
Class S before tax	2/1/2005	12.57	7.79	6.96
Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		5.53	6.19	5.62
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22	5.95	5.40

On May 1, 2013, the Barclays U.S. Universal Index replaced the Barclays U.S. Aggregate Bond Index as the fund’s primary benchmark index because the Advisor believes that it more accurately reflects the fund’s investment strategy. The Advisor believes the Barclays U.S. Aggregate Bond Index provides additional comparative performance with a broad-based fixed-income market index.

DWS Unconstrained Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dit_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Unconstrained Income Fund

Effective May 1, 2013, the following information replaces the existing disclosure contained under the “AVERAGE ANNUAL TOTAL RETURNS” sub–heading of the “PAST PERFORMANCE” section of the fund’s prospectus.

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Class S shares began on 1/31/2005.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	6/23/1977	9.05	6.94	8.04
After tax on distributions		7.10	4.91	6.04
After tax on distributions and sale of fund shares		5.83	4.70	5.83
Class B before tax	5/31/1994	8.39	6.54	7.45
Class C before tax	5/31/1994	11.46	6.75	7.50
Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		5.53	6.19	5.59
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22	5.95	5.18
	Class Inception	1 Year	5 Years	Since Inception
Class S before tax	2/1/2005	12.57	7.79	6.96
Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes)		5.53	6.19	5.62
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		4.22	5.95	5.40

On May 1, 2013, the Barclays U.S. Universal Index replaced the Barclays U.S. Aggregate Bond Index as the fund’s primary benchmark index because the Advisor believes that it more accurately reflects the fund’s investment strategy. The Advisor believes the Barclays U.S. Aggregate Bond Index provides additional comparative performance with a broad-based fixed-income market index.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Advisor believes the Barclays U.S. Aggregate Bond Index provides additional comparative performance with a broad-based fixed-income market index.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended 12/31/2012 expressed as a %)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On May 1, 2013, the Barclays U.S. Universal Index replaced the Barclays U.S. Aggregate Bond Index as the fund’s primary benchmark index because the Advisor believes that it more accurately reflects the fund’s investment strategy.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns (which are shown only for Class A and would be different for other classes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Index comparison for Class S shares began on 1/31/2005.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	On May 1, 2013, the Barclays U.S. Universal Index replaced the Barclays U.S. Aggregate Bond Index as the fund’s primary benchmark index because the Advisor believes that it more accurately reflects the fund’s investment strategy. The Advisor believes the Barclays U.S. Aggregate Bond Index provides additional comparative performance with a broad-based fixed-income market index.
DWS Unconstrained Income Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.57%
5 Years	rr_AverageAnnualReturnYear05	7.79%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb 1, 2005
DWS Unconstrained Income Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.05%
5 Years	rr_AverageAnnualReturnYear05	6.94%
10 Years	rr_AverageAnnualReturnYear10	8.04%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun 23, 1977
DWS Unconstrained Income Fund | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.39%
5 Years	rr_AverageAnnualReturnYear05	6.54%
10 Years	rr_AverageAnnualReturnYear10	7.45%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 31, 1994
DWS Unconstrained Income Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	6.75%
10 Years	rr_AverageAnnualReturnYear10	7.50%
Class Inception	rr_AverageAnnualReturnInceptionDate	May 31, 1994
DWS Unconstrained Income Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.10%
5 Years	rr_AverageAnnualReturnYear05	4.91%
10 Years	rr_AverageAnnualReturnYear10	6.04%
DWS Unconstrained Income Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.83%
5 Years	rr_AverageAnnualReturnYear05	4.70%
10 Years	rr_AverageAnnualReturnYear10	5.83%
DWS Unconstrained Income Fund | Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	6.19%
10 Years	rr_AverageAnnualReturnYear10	5.59%
DWS Unconstrained Income Fund | Barclays U.S. Universal Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%
5 Years	rr_AverageAnnualReturnYear05	6.19%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
DWS Unconstrained Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
DWS Unconstrained Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2013